REVENUE (Details -Disaggregated Revenue) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 4,022,238	$ 1,740,457	$ 9,078,696	$ 4,543,879	$ 8,259,917	$ 8,039,448
Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,692,417	1,153,150	6,038,441	2,790,613	5,999,136	6,238,405
Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	17,482		234,772
Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	768,670	587,307	2,148,779	1,753,266	2,260,781	1,801,043
Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	543,669		656,704
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,692,417	1,153,150	6,038,441	2,450,557	5,518,004	4,956,130
Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,312,339	587,307	2,805,483	1,665,313	2,257,601	1,801,043
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	17,482		234,772	293,292	349,595	1,008,671
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue				131,537	131,537	266,449
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue					3,180	7,155
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,765,312	1,303,662	8,087,759	3,527,736	6,883,670	5,558,405
Rail [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,689,393	984,313	5,885,477	2,311,530	5,255,491	4,131,155
Rail [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	532,250	319,349	1,545,578	1,216,206	1,628,179	1,427,250
Rail [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	543,669		656,704
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,689,393	984,313	5,885,477	2,311,530	5,255,491	4,131,155
Rail [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,075,919	319,349	2,202,282	1,216,206	1,628,179	1,427,250
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,821	45,547	76,818	158,989	213,517	298,705
Commercial [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			(498)		27,831	59,616
Commercial [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,821	45,547	77,316	158,989	185,686	239,089
Commercial [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue			(498)		27,831	59,616
Commercial [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,821	45,547	77,316	158,989	185,686	239,089
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	23,245	52,866	214,124	198,153	314,030	687,293
Government [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,024	32,645	153,462	137,490	233,145	599,481
Government [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	20,221	60,662	60,663	80,885	87,812
Government [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,024	32,645	153,462	137,490	233,145	599,481
Government [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,221	20,221	60,662	60,663	80,885	87,812
Government [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member]
Disaggregation of Revenue [Line Items]
Revenue	200,860	340,725	699,995	501,811
A I [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		136,192		208,519
A I [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	17,482		234,772
A I [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	183,378	204,533	465,223	293,292
A I [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
A I [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		136,192
A I [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	183,378	204,533	465,223	208,519
A I [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	17,482		234,772	293,292
A I [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Bankings [Member]
Disaggregation of Revenue [Line Items]
Revenue		(3,288)		22,473
Bankings [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				1,537
Bankings [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		(3,288)		20,936
Bankings [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Bankings [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue				1,537
Bankings [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		(3,288)		20,936
Bankings [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Bankings [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue		945		134,717	134,717	273,604
It Suppliers [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				131,537	131,537	273,604
It Suppliers [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		945		3,180	3,180
It Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		945
It Suppliers [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
It Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue				131,537	131,537	266,449
It Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue				3,180	3,180	7,155
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue				3,180
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,022,238	1,740,457	9,078,696	4,543,879	8,259,917	8,039,448
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,765,312	1,303,662	8,087,759	3,527,736	6,883,670	5,558,405
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,821	45,547	76,818	158,989	213,517	298,705
North America [Member] | Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	23,245	52,866	214,124	198,153	314,030	687,293
North America [Member] | A I [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 200,860	340,725	$ 699,995	501,811
North America [Member] | Bankings [Member]
Disaggregation of Revenue [Line Items]
Revenue		(3,288)		22,473
North America [Member] | It Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 945		$ 134,717	$ 134,717	$ 273,604